Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 1,301,704	$ 1,145,915	$ 909,517
Cost of services	(1,093,031)	(997,265)	(844,039)
Gross profit	208,673	148,650	65,478
Selling, general and administrative expenses (excluding Amortization)	(52,195)	(49,173)	(47,530)
Amortization	(18,774)	(18,774)	(18,865)
Operating income / (loss)	137,704	80,703	(917)
Interest expense, net	(39,881)	(45,826)	(34,126)
Other (expense) / income, net	(2,325)	(5,031)	5,242
Income / (loss) before income tax	95,498	29,846	(29,801)
Income tax expense	(19,188)	(17,266)	(6,619)
Net income / (loss)	$ 76,310	$ 12,580	$ (36,420)
Weighted average shares outstanding (Note 16):
Basic	95,472,527	94,748,324	92,962,048
Diluted	95,735,924	94,748,324	92,962,048
Net earnings per share (Note 16):
Basic	$ 0.80	$ 0.13	$ (0.39)
Diluted	$ 0.80	$ 0.13	$ (0.39)